Partners' Capital (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Jan. 31, 2013	Jan. 08, 2013	Jan. 08, 2013 Class D Units [Member]	Jan. 31, 2013 Class D Units [Member]	Dec. 31, 2012 Class D Units [Member]	Dec. 31, 2012 Issuance of Equity [Member]	Dec. 31, 2011 Issuance of Equity [Member]
Class of Stock [Line Items]
General partners, incremental units issued									215,722	293,948
General partner interest	2.00%
Contributions from partners	$ 249,680	[1]	$ 8,741
General partners, additional units issued	633,084		473,731			6,190,469	6,190,469
Interests acquired				65.00%	65.00%
Distribution Weighted Average Common Unit Price Period								10 days

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.